Employee Benefits	12 Months Ended
Mar. 31, 2016
Retirement Benefits [Abstract]
Employee Benefits

14. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in the PRC. The expense of $370, $633 and $604 included in the consolidated statements of comprehensive income (loss) related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2015, 2016 and 2017, respectively.